Dividends paid and proposed (Details) $ / shares in Units, ₽ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 RUB (₽)
Dividends paid and proposed
Dividends proposed, declared and approved during the year | ₽		₽ 4,797		₽ 3,366
Final dividend proposed, declared and approved | $	$ 13,667,632
Final dividend proposed, declared and approved (per share)	$ 0.22
Interim dividend proposed, declared and approved | $	$ 50,489,929		$ 51,969,316
Interim dividend proposed, declared and approved (per share)	$ 0.81		$ 0.84
Dividends paid during the year | ₽		4,804		3,392
Final dividend paid | $	$ 13,667,632
Final dividend paid (per share)	$ 0.22
Interim dividend paid | $	$ 50,489,929		$ 51,969,316
Interim dividend paid (per share)	$ 0.81		$ 0.84
Dividends proposed for approval (not recognized as a liability as of December 31)	$ 19,337,438	₽ 1,411	$ 13,660,424	₽ 1,011
Dividends proposed for approval, per share (not recognized as a liability as of December 31)	$ 0.31		$ 0.22